Organization (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 13, 2017	Dec. 28, 2016 shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 19, 2017 USD ($)	Dec. 19, 2017 TWD ($)	Dec. 31, 2014 USD ($)
Organization (Textual)
Stock purchase agreement | shares		700,000
Acquisition, description	On February 13, 2017, Aerkomm entered into a share exchange agreement ("Exchange Agreement") with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm (or 87.81% on a fully-diluted basis). As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm's issued and outstanding capital stock.
Common stock shares	99.70%	86.30%
Working capital deficiency			$ 3,541,213
Total owners equity			5,356,329		$ 6,454,063	$ 5,862,268	$ 3,511,420			$ (35,154)
Comprehensive loss			$ (1,456,249)	$ (894,407)	(7,135,918)	$ (3,176,474)	$ 2,670,414
Aerkomm [Member]
Organization (Textual)
Common stock shares	100.00%
Aircom [Member]
Organization (Textual)
Common stock shares	99.70%
Working capital deficiency					460,000
Aggregate initial equity investment					$ 1,500,000			$ 500,000	$ 15,150,000
Total owners equity								$ 3,350	$ 100,000